Tangible assets - Changes in the consolidated balance sheet (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Tangible assets
Balances at the beginning of the year	$ 10,542
Balances at the end of the year	12,206	$ 10,542
Tangible assets pledged as security for liabilities	0
Buildings
Changes in Tangible assets
Balances at the beginning of the year	5,898
Balances at the end of the year	6,494	5,898
IT equipment and fixtures
Changes in Tangible assets
Balances at the beginning of the year	2,776
Balances at the end of the year	3,465	2,776
Furniture and vehicles
Changes in Tangible assets
Balances at the beginning of the year	1,166
Balances at the end of the year	1,561	1,166
Other fixtures
Changes in Tangible assets
Balances at the beginning of the year	702
Balances at the end of the year	686	702
Gross carrying amount
Changes in Tangible assets
Balances at the beginning of the year	19,829	16,828
Additions	3,429	3,208
Disposals	(171)	(207)
Balances at the end of the year	23,087	19,829
Gross carrying amount | Buildings
Changes in Tangible assets
Balances at the beginning of the year	11,724
Balances at the end of the year	13,125	11,724
Gross carrying amount | IT equipment and fixtures
Changes in Tangible assets
Balances at the beginning of the year	4,776
Balances at the end of the year	6,059	4,776
Gross carrying amount | Furniture and vehicles
Changes in Tangible assets
Balances at the beginning of the year	2,627
Balances at the end of the year	3,217	2,627
Gross carrying amount | Other fixtures
Changes in Tangible assets
Balances at the beginning of the year	702
Balances at the end of the year	686	702
Accumulated depreciation and amortization
Changes in Tangible assets
Balances at the beginning of the year	(9,287)	(8,114)
Additions	(1,766)	(1,378)
Disposals	172	205
Balances at the end of the year	(10,881)	(9,287)
Accumulated depreciation and amortization | Buildings
Changes in Tangible assets
Balances at the beginning of the year	(5,826)
Balances at the end of the year	(6,631)	(5,826)
Accumulated depreciation and amortization | IT equipment and fixtures
Changes in Tangible assets
Balances at the beginning of the year	(2,000)
Balances at the end of the year	(2,594)	(2,000)
Accumulated depreciation and amortization | Furniture and vehicles
Changes in Tangible assets
Balances at the beginning of the year	(1,461)
Balances at the end of the year	$ (1,656)	$ (1,461)